Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits
Postretirement Benefits
Our Canadian and U.S. employees have postretirement plans that provide medical benefits and life insurance for retirees and eligible dependents. The plans are not funded. MillerCoors, BRI and BDL maintain postretirement plans as well; however, those plans are excluded from this disclosure as they are equity method investments and not consolidated.
The obligations under these plans were determined by the application of the terms of medical and life insurance plans, together with relevant actuarial assumptions and health care cost trend rates detailed in the table below.

For the years ended
	December 31, 2011		December 25, 2010
	Canada plans	U.S. plan	Canada plans	U.S. plan
Key assumptions:
Weighted average settlement discount rate	4.67%	4.35%	5.34%	5.05%
Health care cost trend rate	Ranging ratably from 8.0% in 2012 to 5.0% in 2018	Ranging ratably from 8.2% in 2012 to 4.5% in 2028	Ranging ratably from 8.5% in 2011 to 5.0% in 2018	Ranging ratably from 8.2% in 2011 to 4.5% in 2028

Our net periodic postretirement benefit cost and changes in the projected benefit obligation of the postretirement benefit plans are as follows:

	For the year ended December 31, 2011
	Canada plans	U.S. plan	Consolidated
	(In millions)
Components of net periodic postretirement benefit cost:
Service cost—benefits earned during the period	$2.2	$0.2	$2.4
Interest cost on projected benefit obligation	7.6	0.1	7.7
Amortization of prior service gain	(3.8)	—	(3.8)
Amortization of net actuarial gain	(3.5)	0.1	(3.4)
Net periodic postretirement benefit cost	$2.5	$0.4	$2.9

	For the year ended December 25, 2010
	Canada plans	U.S. plan	Consolidated
	(In millions)
Components of net periodic postretirement benefit cost:
Service cost—benefits earned during the period	$2.4	$0.1	$2.5
Interest cost on projected benefit obligation	9.3	0.1	9.4
Amortization of prior service gain	(3.6)	—	(3.6)
Amortization of net actuarial gain	(0.1)	—	(0.1)
Net periodic postretirement benefit cost	$8.0	$0.2	$8.2

	For the year ended December 26, 2009
	Canada plans	U.S. plan	Consolidated
	(In millions)
Components of net periodic postretirement benefit cost:
Service cost—benefits earned during the period	$2.9	$0.1	$3.0
Interest cost on projected benefit obligation	9.3	0.1	9.4
Amortization of prior service cost	(2.5)	—	(2.5)
Amortization of net actuarial loss	(0.9)	—	(0.9)
Net periodic postretirement benefit cost	$8.8	$0.2	$9.0

	As of December 31, 2011
	Canada Plans	U.S. Plan	Consolidated
	(In millions)
Change in projected postretirement benefit obligation:
Projected postretirement benefit obligation at beginning of year	$141.3	$2.5	$143.8
Service cost	2.2	0.2	2.4
Interest cost	7.6	0.1	7.7
Actuarial loss (gain)	24.7	—	24.7
Benefits paid, net of participant contributions	(7.5)	—	(7.5)
Foreign currency exchange rate change	(2.7)	—	(2.7)
Projected postretirement benefit obligation at end of year	$165.6	$2.8	$168.4
Funded status—Unfunded:
Accumulated postretirement benefit obligation	$(165.6)	$(2.8)	$(168.4)
Amounts recognized in the Consolidated Balance Sheet:
Accrued expenses and other liabilities	$(7.6)	$(0.1)	$(7.7)
Pension and postretirement benefits	(158.0)	(2.7)	(160.7)
Net amounts recognized	$(165.6)	$(2.8)	$(168.4)
Amounts in Accumulated Other Comprehensive (Income) Loss unrecognized as components of net periodic pension cost, pre-tax:
Net actuarial (gain) loss	$(15.1)	$1.1	$(14.0)
Net prior service credit	(10.6)	—	(10.6)
Total unrecognized	$(25.7)	$1.1	$(24.6)

Changes in plan assets and benefit obligations recognized in other comprehensive loss (income), pre-tax were as follows:

	Canada plans	U.S. plan	Total
	(In millions)
Accumulated other comprehensive income as of December 26, 2009	$(30.0)	$0.4	$(29.6)
Deconsolidation of Brewers' Retail, Inc.	—	—	—
Amortization of prior service costs	3.6	—	3.6
Amortization of net actuarial loss	0.1	—	0.1
Current year actuarial loss (gain)	(29.3)	0.8	(28.5)
Amendments	—	—	—
Foreign currency exchange rate change	1.9	—	1.9
Accumulated other comprehensive income as of December 25, 2010	$(53.7)	$1.2	$(52.5)
Amortization of prior service costs	3.8	—	3.8
Amortization of net actuarial loss	3.5	(0.1)	3.4
Current year actuarial loss (gain)	24.9	—	24.9
Foreign currency exchange rate change	(4.2)	—	(4.2)
Accumulated other comprehensive income as of December 31, 2011	$(25.7)	$1.1	$(24.6)

Amortization Amounts Expected to be Recognized in Net Periodic Postretirement Cost During Fiscal Year 2012 (pre-tax):

Amount
(In millions)
Amortization of net prior service cost (gain)	$(3.7)
Amortization of actuarial net loss (gain)	$(0.2)

	As of December 25, 2010
	Canada Plans	U.S. Plan	Consolidated
	(In millions)
Change in projected postretirement benefit obligation:
Projected postretirement benefit obligation at beginning of year	$158.2	$1.5	$159.7
Service cost	2.4	0.1	2.5
Interest cost	9.3	0.1	9.4
Actuarial loss (gain)	(28.5)	0.8	(27.7)
Benefits paid, net of participant contributions	(6.1)	—	(6.1)
Foreign currency exchange rate change	6.0	—	6.0
Projected postretirement benefit obligation at end of year	$141.3	$2.5	$143.8
Funded status—Unfunded:
Accumulated postretirement benefit obligation	$(141.3)	$(2.5)	$(143.8)
Amounts recognized in the Consolidated Balance Sheet:
Accrued expenses and other liabilities	$(7.2)	$—	$(7.2)
Pension and postretirement benefits	(134.1)	(2.5)	(136.6)
Net amounts recognized	$(141.3)	$(2.5)	$(143.8)
Amounts in Accumulated Other Comprehensive (Income) Loss unrecognized as components of net periodic pension cost, pre-tax:
Net actuarial (gain) loss	$(40.0)	$1.2	$(38.8)
Net prior service credit	(13.7)	—	(13.7)
Total unrecognized	$(53.7)	$1.2	$(52.5)

Expected Cash Flows
Information about expected cash flows, based on foreign exchange rates at December 31, 2011, for the consolidated post-retirement plans follows:

Amount
(In millions)
2012	$7.7
2013	$8.2
2014	$8.7
2015	$8.6
2016	$9.0
2017-2022	$58.8

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	1% point increase (unfavorable)	1% point decrease favorable
	(In millions)
Canada plans
Effect on total of service and interest cost components	$(1.2)	$1.1
Effect on postretirement benefit obligation	$(18.1)	$16.6
U.S. plan
Effect on total of service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$(0.3)	$0.3